Net Loss Per Share Attributable to Common Stockholders (Tables) - Jasper Therapeutics, Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Net Loss Per Share Attributable to Common Stockholders (Tables) [Line Items]
Schedule of table sets forth the computation of basic and diluted net loss per share attributable
	Six Months Ended June 30,
	2020	2021
Numerator:
Net loss attributable to common stockholders	$(10,857)	$18,168)
Denominator:
Weighted average common shares outstanding	9,544,882	9,912,658
Less: Weighted-average unvested restricted shares	(3,677,198)	(2,676,796)
Weighted average shares used to compute basic and diluted net loss per share	5,867,684	7,235,862
Net loss per share attributable to common stockholders – basic and diluted:	$(1.85)	$(2.51)

	Year Ended December 31,
	2019	2020
Numerator:
Net loss attributable to common stockholders	$(4,987)	$(31,669)

Denominator:
Weighted average common shares outstanding	8,173,535	9,551,671
Less: Weighted-average unvested restricted shares	(3,662,557)	(3,425,774)
Weighted average shares used to compute basic and diluted net loss per share	4,510,978	6,125,897
Net loss per share attributable to common stockholders – basic and diluted:	$(1.11)	$(5.17)

Schedule of potential shares of common stock
	Six Months Ended June 30,
	2020	2021
Redeemable convertible preferred stock	40,504,442	69,136,742
Outstanding and issued common stock options	6,625,306	10,733,204
Unvested restricted common stock	3,416,666	2,416,666
Total	50,546,414	82,286,612

	Year Ended December 31,
	2019	2020
Redeemable convertible preferred stock	39,859,217	54,820,596
Outstanding and issued common stock options	—	10,565,957
Unvested restricted common stock	3,916,667	2,916,667
Total	43,775,884	68,303,220